Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of amounts due from related parties
	June 30, 2022	December 31, 2021
Current	(Unaudited)
Libra Sciences Limited	$193,729	$4,193
Libra Therapeutics Limited	17,305	-
Talem Medical Group Limited	587,590	-
Ian Huen	237	-
Jurchen Investment Corporation	-	2,000
CGY Investment Limited	-	2,000
Total	$798,861	$3,397,650

Schedule of amounts due from related parties
	June 30, 2022	December 31, 2021
Current	(Unaudited)
Sabrina Khan	$46	$844
Darren Lui	-	3,449
Clark Cheng	-	5,699
Ian Huen	-	1,397
Total	$46	$11,389

Schedule of related party transactions
	For the six months ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Loan from related parties (Note a)
- Aeneas Group Limited	$-	$1,000,000
- Jurchen Investment Corporation	$-	$2,500,000

Repayment of loan and interest to related parties (Note a)
- Aeneas Group Limited	$-	$1,448,526
- Jurchen Investment Corporation	$-	$3,085,097

Interest expenses (Note a)
- Aeneas Group Limited	$-	$60,773
- Jurchen Investment Corporation	$-	$65,644

Loan to a related party (Note f)
- Libra Sciences Limited	$103,789	$-

Repayment of loan and interest from a related party (Note b)
- Talem Medical Group Limited	$2,965,803	$-

Interest incomes (Note b and f)
- Talem Medical Group Limited	$139,105	$-
- Libra Sciences Limited	$2,051	$-

Consultant, management and administrative fees (Note c)
- CGY Investments Limited	$114,461	$80,000
- ACC Medical Limited	$99,472	$79,402

Administrative fees income (Note e)
- Libra Sciences Limited	$19,231	$-